Equity Incentive Plans	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Equity Incentive Plans	Equity Incentive Plans
The Company has outstanding awards granted under four equity compensation plans: the 2021 Equity Incentive Plan (the “Plan”), the Legacy Aurora 2017 Equity Incentive Plan (the “2017 Plan”), the Blackmore Sensors & Analytics, Inc. 2016 Equity Incentive Plan (the “Blackmore Plan”), and the OURS Technology Inc 2016 Stock Incentive Plan (the “OURS Plan”). The Company assumed awards under the 2017 Plan, the Blackmore Plan and the OURS Plan to the extent such employees continued as employees of the Company.
On November 2, 2021, the Company adopted the Plan. The Plan makes available for issuance Class A common shares equal to 121 million shares plus any shares subject to awards assumed in the Merger that are forfeited or otherwise expire after the Closing Date. Additionally, the Plan includes an annual increase on the first day of each fiscal year beginning in fiscal 2022 and ending in fiscal 2031 equal to the lesser of (i) 121 million, (ii) 5% of total shares outstanding on the last day of the preceding fiscal year, and (iii) a lesser number of shares determined by the Plans’ administrator. Any stock options, RSUs or other awards from the 2017 Plan, the Blackmore Plan, or the OURS Plan that, on or after the Closing Date, expire or otherwise terminate without having been exercised or issued in full are added to the Plan up to a maximum of 121 million shares. As of December 31, 2022, there were 78 million shares available for grant under the Plan.
Under the Plan, equity-based compensation in the form of RSUs, restricted stock awards, incentive stock options, nonqualified stock options, stock appreciation rights, and performance units may be granted to employees, officers, directors, consultants, and others.
Restricted Stock Units
RSUs granted under the 2017 Plan generally are subject to two vesting requirements: (1) a time-based vesting requirement, and (2) a liquidity event. Generally, the time-based vesting requirement is quarterly over four years starting on the vesting commencement date, with a one-year cliff. The liquidity event vesting requirement was satisfied with the Merger.
RSUs granted under the Plan generally are subject to a time-based vesting requirement. Generally, the time-based vesting requirement is quarterly over one to four years starting on the vesting commencement date, with a one-year cliff vesting for new hire awards.
RSUs granted under the Plan and the 2017 Plan were as follows:

	Twelve Months Ended December 31,
	2022	2021	2020
RSUs granted (in millions)	113	45	—
Weighted average grant date fair value	$3.62	$4.56	$—
RSU activity under the Plan and the 2017 Plan was as follows (in millions, except per share amounts):

	Number of shares	Weighted- average grant date fair value
Unvested at December 31, 2021	34	$4.72
Granted	113	3.62
Vested	(27)	4.31
Forfeited	(17)	4.23
Unvested at December 31, 2022	103	$3.70
The unrecognized stock-based compensation related to unvested RSUs was $310 million at December 31, 2022 and will be recognized over a weighted average period of 2.7 years. The fair value of RSUs as of their respective vesting dates was $90 million, $10 million, and $— million for the twelve months ended December 31, 2022, 2021, and 2020, respectively.
Stock Options
The exercise price of stock options granted under the Plan and the 2017 Plan may not be less than 100% of the fair value of the Company’s common stock on the date of the grant. Stock options generally vest over one to four years starting on the vesting commencement date and expire, if not exercised, 10 years from the date of grant or, if earlier, three months after the option holder ceases to be a service provider of the Company. Stock options outstanding under the Blackmore Plan and the OURS Plan are not material.
Stock options granted under the Plan and the 2017 Plan were as follows:

	Twelve Months Ended December 31,
	2022	2021	2020
Stock options granted (in millions)	9	19	14
Weighted average grant date fair value	$1.35	$1.90	$1.13
Weighted average grant date fair value assumptions:
Expected term	5.6 years	5.9 years	5.9 years
Risk-free interest rates	3.6%	0.6%	0.9%
Expected volatility	55.0%	55.0%	55.0%
Stock option activity under the Plan and the 2017 Plan was as follows (in millions, except per share amounts):

	Number of shares	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at December 31, 2021	80	$1.44
Granted	9	2.46
Exercised	(21)	0.62
Forfeited	(4)	2.60
Expired	(1)	3.42
Outstanding at December 31, 2022	63	$1.76	6.9	$15
Exercisable at December 31, 2022	43	$1.38	6.3	$15
The unrecognized stock-based compensation related to unvested stock options was $25 million as of December 31, 2022 and will be recognized over a weighted average period of 1.4 years. The intrinsic value of stock options exercised was $62 million, $53 million and $5 million for the twelve months ended December 31, 2022, 2021, and 2020, respectively.
Related Party RSUs
Prior to the ATG acquisition, employees of ATG received grants of RSUs in the former ultimate parent company of ATG, which became a related party of the Company after the closing of the transaction. These awards were modified after the transaction to allow the awards to continue to vest for the first year subsequent to the closing of the acquisition as long as personnel remain employees of the Company. These awards are compensation for services provided to the Company and accounted for as stock-based compensation.
Awards representing 3 million shares were modified on the acquisition date and 1 million shares were forfeited before the final vesting in January 2022. The fair value of these awards was equal to the market value of the related party’s common stock on the date of modification.
Stock-based compensation recognized for related party RSUs was $6 million, $128 million and $— for the twelve months ended December 31, 2022, 2021 and 2020, respectively. No unrecognized stock-based compensation remains for the related party RSUs as of December 31, 2022.
In December 2021 and January 2022, the Company made withholding tax payments associated with the related party RSUs and received a $13 million reimbursement during the twelve months ended December 31, 2022.
Stock-based Compensation Expense
Stock-based compensation is allocated on a departmental basis, based on the classification of the option holder or grant recipient. No income tax benefits have been recognized in the statement of operations for stock-based compensation arrangements and no stock-based compensation has been capitalized as of December 31, 2022.
Total stock-based compensation expense by function was as follows (in millions):

	Twelve Months Ended December 31,
	2022	2021	2020
Research and development	$137	$207	$14
Selling, general, and administrative	19	13	3
Total	$156	$220	$17